                            THE GNMA FUND INVESTMENT
                           ACCUMULATION PROGRAM, INC.
                                      LOGO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

To Our Shareholders:

     We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six-month period ended June 30, 1999.

     During the period, the Program generated annualized net investment income of 6.24% as a percentage of average net assets and paid dividends of $0.63 per share.

     During the period, interest rates on 30 year Treasury securities fluctuated from a high of over 6.17% in late June to a low of 5.06% in January. GNMA current coupons purchased for the Program fluctuated from a low of 6.00% to a high of 7.00%. While principal pay downs of the GNMA pools held in the Program averaged $3.7 million per month during the last six months of 1998, pay downs decreased slightly to $3.6 million per month during the first six months of the year. Purchases of Program shares averaged $2.4 million per month and redemptions averaged $2.8 million per month, during the first six months of 1999.

     Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in Short Term Treasury Bills. This contributed $58,554 of income to the Program.

     This Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend, and barring any dramatic change in interest rates should provide investors with attractive returns in the future.

     Many computer systems use only two digits to designate years and may not be able to distinguish the year 2000 from the year 1900 (often called the 'Year 2000 Problem'). The Program could be adversely affected if the computer systems used by the Program Agent, the Administrators or its other service providers do not properly address this problem by January 1, 2000. The Program's Board of Directors is monitoring actions taken and planned to address this problem before then, and does not anticipate that services to the Program will be adversely affected. The service providers have told the Program's officers that they also expect to resolve the Year 2000 Problem, and these officers will continue to monitor the situation as January 1, 2000 approaches. However, if the problem has not been fully addressed, the Program could be adversely affected. The Year 2000 Problem could also have a negative impact on servicing the mortgages and mortgage pools that generate the Program's income, and this could affect the Program's investment returns.

     Thank you for including Defined Asset Funds and The GNMA Fund Investment Accumulation Program, Inc. among your investment portfolio.

Officers and Directors                                        Sincerely,
Michael J. Perini-President and Director
Leonard I. Shankman-Director
Robert A. Kavesh-Director
Timothy J. Mahoney-Vice President
Teresa A. Koncick-Secretary
Gerard J. Fenerty-Treasurer                                   Michael J. Perini
                                                              President
Custodian and Transfer Agent
The Bank of New York
P.O. Box 974 Wall Street Station
New York, N.Y. 10268-0974

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 1999
--------------------------------------------------------------------------------

                                               INTEREST                                                         VALUE (NOTE
           SECURITY DESCRIPTION                    RATE   RANGE OF MATURITIES   FACE AMOUNT*       COST*            1A)
-------------------------------------------  -----------  -------------------  --------------  --------------  --------------
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                         6.00%   10/15/28-02/15/29   $   23,411,242  $   23,163,138  $   21,972,083
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                         6.50    05/15/23-04/15/29       44,992,230      45,059,737      43,427,535
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                         7.00    03/15/22-06/15/29       67,091,110      67,536,524      66,381,286
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                         7.50    02/15/22-07/15/27       23,751,305      23,958,856      24,046,083
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                         8.00    03/15/17-11/15/26       12,624,160      12,711,877      12,992,179
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                         8.50    06/15/16-05/15/25        6,499,290       6,571,957       6,813,811
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                         9.00    04/15/16-10/15/21        3,772,975       3,781,493       4,009,122
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                         9.50    10/15/09-11/15/20        3,997,023       3,999,776       4,311,009
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        10.00    10/15/15-06/15/18        2,447,101       2,456,281       2,675,875
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        11.50    04/15/13-12/15/15        1,286,635       1,264,132       1,453,081
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        12.00    02/15/13-11/15/15          659,730         664,123         750,512
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        13.00        04/15/13                19,272          19,669          22,532
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        13.50        05/15/11                 9,571           9,077          11,278
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        14.50        04/15/13                18,816          19,431          22,481
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        15.00        06/15/13               104,074         108,261         123,880
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        16.00    12/15/11-04/15/12           97,657         100,822         119,066
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                        17.00    10/15/11-01/15/12          437,059         458,583         544,245
                                                               07/22/99             3,055,000       3,047,693       3,047,345
United States Treasury Bills
                                                                               --------------  --------------  --------------
                                                                               $  194,274,250  $  194,931,430  $  192,723,403
Total Investments--1.005%....................................................
                                                                               --------------
                                                                               --------------  --------------
                                                                                               --------------
                                                                                                                   (1,121,155)
Other Assets in Excess of Liabilities--(.005)%...............................................................
                                                                                                               --------------
Net Assets--Equivalent to $20.40 net asset value per share on 9,393,932 shares of capital stock
                                                                                                               $  191,602,248
outstanding--100%............................................................................................
                                                                                                               --------------
                                                                                                               --------------

 * Original face amounts and related costs are reduced by principal payment pass-throughs.
** Aggregate cost for Federal tax purposes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments at Value (Identified Cost $194,931,430) (Note 1a)................................  $     192,723,403
  Cash.........................................................................................          1,155,545
  Interest Receivable..........................................................................          1,134,026
  Other........................................................................................              2,400
                                                                                                 -----------------
     Total Assets..............................................................................        195,015,374
                                                                                                 -----------------
LIABILITIES:
  Payable for Securities Purchased.............................................................          3,012,103
  Payable for Capital Stock Reacquired.........................................................            241,890
  Accounts Payable and Accrued Expenses........................................................            127,645
  Payable to Administrators (Note 2)...........................................................             31,488
                                                                                                 -----------------
     Total Liabilities.........................................................................          3,413,126
                                                                                                 -----------------
NET ASSETS (Equivalent to $20.40 net asset value per share on 9,393,932
     shares of capital stock outstanding) (Note 4).............................................  $     191,602,248
                                                                                                 -----------------
                                                                                                 -----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
INCOME:
  Interest Income and Premium Amortization (Note 1c)..........................                   $      6,574,987

EXPENSES:
  Custodian, Transfer and Dividend Disbursing Agent Fees......................  $       245,477
  Administration Fee (Note 2).................................................          195,378
  Printing and Mailing........................................................           97,208
  Professional Fees...........................................................           36,550
  Other.......................................................................           11,467
  Directors' Fees & Expenses..................................................            5,500           591,580
                                                                                ---------------  ----------------
     Net Investment Income....................................................                          5,983,407

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Unrealized Appreciation (Depreciation) of Investments:
     Beginning of Period......................................................        4,375,869
     End of Period............................................................       (2,208,026)
                                                                                ---------------
  Increase in Unrealized Depreciation.........................................                         (6,583,895)
                                                                                                 ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                   $       (600,488)
                                                                                                 ----------------
                                                                                                 ----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED            YEAR ENDED
                                                                                  JUNE 30,          DECEMBER 31,
                                                                                      1999                  1998
                                                                       --------------------  --------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net Investment Income................................................   $        5,983,407    $       12,630,693
Net Equalization (Debits) included in the Price of Capital Stock Sold
and Reacquired (Note 1d).............................................              (62,515)              (93,690)
Increase in Unrealized Depreciation of Investments...................           (6,583,895)              915,099
                                                                       --------------------  --------------------

Net Decrease in Net Assets Derived from Operations...................             (663,003)           13,452,102
                                                                       --------------------  --------------------

Dividends to Shareholders (Note 5)...................................           (5,899,683)          (12,869,683)
                                                                       --------------------  --------------------

Capital Share Transactions (Exclusive of Net Equalization Debits
  Allocated to Undistributed Net Investment Income) (Note 4):
Net Proceeds from Sale of Capital Stock..............................            8,896,963            17,497,431
Net Asset Value of Shares Issued to Shareholders in Reinvestment of
  Dividends..........................................................            5,331,245            12,490,344
                                                                       --------------------  --------------------
                                                                                14,228,208            29,987,775
Cost of Capital Stock Reacquired.....................................          (16,457,002)          (31,966,135)
                                                                       --------------------  --------------------
Decrease in Net Assets from Capital Stock Transactions...............           (2,228,794)           (1,978,360)
                                                                       --------------------  --------------------
Total Decrease in Net Assets.........................................           (8,791,480)           (1,395,940)

NET ASSETS:
Beginning of Year....................................................          200,393,728           201,789,668
                                                                       --------------------  --------------------
End of Period (including undistributed net investment income of
  $708,650 in 1999 and $687,441 in 1998 and accumulated realized
  capital losses of $64,369 in 1999 and 1998)........................   $      191,602,248    $      200,393,728
                                                                       --------------------  --------------------
                                                                       --------------------  --------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                            ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30,    --------------------------------------------------------------------
                                             1999          1998          1997          1996          1995          1994
                                         ------------  ------------  ------------  ------------  ------------  ------------
SELECTED DATA FOR A SHARE OF CAPITAL
  STOCK OUTSTANDING THROUGHOUT EACH
  YEAR:
Net Asset Value, Beginning of Year.....  $      21.09  $      21.03  $      20.59  $      21.10  $      19.24  $      21.39
                                         ------------  ------------  ------------  ------------  ------------  ------------
Income From Investment Operations
Net Investment Income..................          0.63          1.33          1.40          1.41          1.41          1.43
Net Realized and Unrealized Gain (Loss)
  on Investments                                (0.69)         0.09          0.43         (0.53)         1.87         (2.14)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Total From Investment Operations.....         (0.06)         1.42          1.83          0.88          3.28         (0.71)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Dividend Distributions from Net
  Investment Income....................         (0.63)        (1.36)        (1.39)        (1.39)        (1.42)        (1.44)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period           $      20.40  $      21.09  $      21.03  $      20.59  $      21.10  $      19.24
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INVESTMENT RETURN................         (0.31%)        7.02%         9.16%         4.39%        17.54%        (3.36%)
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------
SIGNIFICANT RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
  (in thousands).......................  $    191,602  $    200,394  $    201,790  $    207,769  $    220,198  $    204,032
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------
Operating Expenses to Average Net
  Assets...............................          0.62%*        0.56%         0.57%         0.57%         0.58%         0.59%
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net Investment Income to Average Net
  Assets...............................          6.24%*        6.29%         6.74%         6.84%         6.92%         7.12%
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------
Portfolio Turnover Rate................             0%            0%            0%            0%            0%            0%
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------

 * Annualized
 Aggregate Total Investment Return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The GNMA Fund Investment Accumulation Program, Inc. (the 'Program') was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940 as an open-end management company.

The following is a summary of significant accounting policies consistently followed by the Program.

(a) Investments are valued by the Program's pricing agent, Interactive Data Services, Inc. These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities.

(b) It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income including amortization of discount less premium amortization is recorded as earned. Dividend distributions to shareholders are recorded on the ex-dividend date.

(d) The Program follows the accounting practice known as 'Equalization' by which a portion of the proceeds from sales and costs of reacquiring capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of capital stock.

(e) Prepaid registration fees are charged to expense as the related shares are issued or over the period of registration, whichever is applicable.

2. ADMINISTRATION AGREEMENT

The Program has entered into an Administration Agreement with Merrill Lynch, Pierce, Fenner & Smith, Incorporated ('MLPF&S'), Prudential Securities Inc., Dean Witter Reynolds, Inc. and Salomon Smith Barney Inc. (the 'Administrators'), whereby the Administrators perform certain administrative duties for the Program. For these services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1 1/2% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

Certain officers and/or directors of the Program are officers of MLPF&S.

3. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 1999 purchases, excluding short-term securities, totalled $23,377,667. There were no sales of securities.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

4. CAPITAL SHARES

The Articles of Incorporation authorize the Program to issue 25,000,000 shares of a single class. At June 30, 1999, paid-in capital amounted to $193,407,882. Transactions in shares were as follows:

                                                                    SIX MONTHS
                                                                                                     YEAR ENDED
                                                                      ENDED                        DECEMBER 31,
                                                                                  ------------------------------
                                                                  JUNE 30, 1999            1998            1997
                                                                  --------------  --------------  --------------
Shares sold.....................................................        429,500         834,609         815,853
Shares issued to shareholders in reinvestment of dividends......        257,440         595,789         595,291
                                                                  --------------  --------------  --------------
Total...........................................................        686,940       1,430,398       1,411,144
Shares reacquired...............................................       (794,673)     (1,523,507)     (1,906,541)
                                                                  --------------  --------------  --------------
Net decrease....................................................       (107,733)        (93,109)       (495,397)
                                                                  --------------  --------------  --------------
                                                                  --------------  --------------  --------------

5. DIVIDENDS AND DISTRIBUTIONS

The Program distributes, monthly, substantially all of its net investment income. Net realized capital gains, if any, are distributed annually. At June 30, 1999, the Program had a capital loss carryforward of approximately $65,000 ($9,000 in 1999 and $56,000 in 2000), which will be available to offset a like amount of future taxable gains.

6. CASH OVERDRAFT

Under the terms of an agreement between the Program Agent ('Agent') and the Program, overdrafts by the Program are deemed to be loans by the Agent payable on demand and bearing interest at the GNMA Repurchase Agreement Rate. Such overdrafts are secured by a lien on the Program's property in the Agent's possession or control.

The Program did not have any overdrafts outstanding as of June 30, 1999.